JOHN HANCOCK INVESTORS TRUST 601 Congress Street Boston, Massachusetts 02210-2805

January 28, 2008

Via EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934
File Nos. 811-4173

Ladies and Gentlemen:

On behalf of John Hancock Investors Trust (the “Trust”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Trust’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to an annual meeting of shareholders of the Trust to be held on March 31, 2008. It is anticipated that the Proxy Materials will be first sent to shareholders on or about February 14, 2008.

Please call me at (617) 663-4324 if you have any questions.

Very truly yours, /s/ Alfred Ouellette Alfred Ouellette

Assistant Vice President and Senior Counsel

Enclosures